Restatement of Previously Issued Financial Statements (Details - Restatement adjustments) - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue	$ 1,411,124		$ 0		$ 2,030,039	$ 0
Cost of goods sold	1,022,684		0		1,437,432	0
Gross profit	388,440		0		592,607	0
Operating expenses:
Research and development	10,282		0		27,078	0
General and administrative	1,349,587		434,917		2,353,761	1,612,439
Depreciation and amortization	171		381		342	763
Total operating expenses	1,960,144		435,298		3,250,664	1,613,202
Loss from operations	(1,571,704)		(435,298)		(2,658,057)	(1,613,202)
Other income:
Total other income	(40,534)		(0)		(60,183)	(0)
Net loss	$ (1,612,238)	$ (1,106,002)	$ (435,298)	$ (1,177,904)	$ (2,718,240)	$ (1,613,202)
Earnings per share	$ (0.16)		$ (0.13)		$ (0.34)	$ (0.47)
Earnings per share	$ (0.16)		$ (0.13)		$ (0.34)	$ (0.47)
Weighted average common shares outstanding	10,040,741		3,384,837		8,053,299	3,398,470
Weighted average common shares outstanding	10,040,741		3,384,837		8,053,299	3,398,470
Beginning balance, value	$ 21,222,816	1,414,919	$ 2,620,477	3,198,381	$ 1,414,919	$ 3,198,381
Issuance of common shares				600,000
Conversion to preferred shares
Ending balance, value	19,971,821	21,222,816	2,185,179	2,620,477	19,971,821	2,185,179
Cash flows from operating activities:
Depreciation					342	762
Stock compensation expense					361,243
Change in assets and liabilities:
Accounts receivable					(6,798)	(0)
Other current assets					129,089	(22,500)
Accounts payable and accrued expenses					384,556	(32,922)
Net cash used in operating activities					(2,181,840)	(1,022,861)
Cash flows from investing activities
Net cash used in investing activities					(852,801)	0
Cash flows from financing activities:
Net cash provided by financing activities					4,362,313	(223,579)
Net increase (decrease) in cash					1,327,672	(1,246,440)
Cash, beginning of period		894,773		3,099,422	894,773	3,099,422
Cash, end of period	2,222,445		1,852,982		$ 2,222,445	$ 1,852,982
Common Stock [Member]
Other income:
Net loss
Beginning balance, shares	9,333,341	3,217,255	3,467,255	3,392,250	3,217,255	3,392,250
Beginning balance, value	$ 93,334	$ 32,173	$ 34,673	$ 33,923	$ 32,173	$ 33,923
Issuance of common shares, shares				75,005
Issuance of common shares				$ 750
Conversion to preferred shares, shares	100,000	600,000	(250,000)
Conversion to preferred shares	$ 1,000	$ 6,000	$ (2,500)
Ending balance, shares	10,411,240	9,333,341	3,217,255	3,467,255	10,411,240	3,217,255
Ending balance, value	$ 104,113	$ 93,334	$ 32,173	$ 34,673	$ 104,113	$ 32,173
Additional Paid-in Capital [Member]
Other income:
Net loss
Beginning balance, value	26,168,529	5,315,790	5,313,291	4,714,041	5,315,790	4,714,041
Issuance of common shares				599,250
Conversion to preferred shares	(1,000)	(5,999)	2,499
Ending balance, value	26,518,993	26,168,529	5,315,790	5,313,291	26,518,993	5,315,790
Retained Earnings [Member]
Other income:
Net loss	(1,612,238)	(1,106,002)	(435,298)	(1,177,904)
Beginning balance, value	(5,039,048)	(3,933,046)	(2,727,488)	(1,549,584)	(3,933,046)	(1,549,584)
Issuance of common shares
Conversion to preferred shares
Ending balance, value	$ (6,651,286)	$ (5,039,048)	(3,162,786)	(2,727,488)	$ (6,651,286)	(3,162,786)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue						0
Cost of goods sold						0
Gross profit						0
Operating expenses:
Research and development						0
General and administrative						1,023,433
Depreciation and amortization						762
Total operating expenses						1,024,195
Loss from operations						(1,024,195)
Other income:
Interest income						0
Total other income						0
Net loss before income tax						(1,024,195)
Income tax benefit (expense)						0
Net loss						$ (1,024,195)
Earnings per share						$ (0.30)
Earnings per share						$ (0.30)
Weighted average common shares outstanding						3,398,470
Weighted average common shares outstanding						3,398,470
Beginning balance, value				3,209,374		$ 3,209,374
Ending balance, value			2,185,929			2,185,929
Cash flows from operating activities:
Depreciation						763
Stock compensation expense						0
Change in assets and liabilities:
Accounts receivable						0
Deferred offering costs						(223,579)
Other current assets						22,500
Accounts payable and accrued expenses						(21,929)
Net cash used in operating activities						(1,246,440)
Cash flows from investing activities
Purchases of property and equipment						0
Net cash used in investing activities						0
Cash flows from financing activities:
Deferred offering costs						0
Net cash provided by financing activities						0
Net increase (decrease) in cash						(1,246,440)
Cash, beginning of period				$ 3,099,422		3,099,422
Cash, end of period			$ 1,852,982			1,852,982
Supplemental disclosures of cash flow information:
Cash paid for interest						0
Cash paid for income tax						$ 0
Previously Reported [Member] | Series B Preferred Stock [Member]
Other income:
Beginning balance, shares				140		140
Beginning balance, value				$ 1		$ 1
Conversion to preferred shares, shares						50
Conversion to preferred shares						$ 1
Ending balance, shares			190			190
Ending balance, value			$ 2			$ 2
Previously Reported [Member] | Common Stock [Member]
Other income:
Beginning balance, shares				3,392,250		3,392,250
Beginning balance, value				$ 33,923		$ 33,923
Issuance of common shares, shares						75,005
Issuance of common shares						$ 750
Conversion to preferred shares, shares						(250,000)
Conversion to preferred shares						$ (2,500)
Ending balance, shares			3,217,255			3,217,255
Ending balance, value			$ 32,173			$ 32,173
Previously Reported [Member] | Additional Paid-in Capital [Member]
Other income:
Beginning balance, value				4,714,041		4,714,041
Issuance of common shares						(750)
Conversion to preferred shares						2,499
Ending balance, value			4,716,540			4,716,540
Previously Reported [Member] | Stocks To Be Issued [Member]
Other income:
Beginning balance, value				0		0
Ending balance, value			0			0
Previously Reported [Member] | Retained Earnings [Member]
Other income:
Net loss						(1,024,195)
Beginning balance, value				(1,538,591)		(1,538,591)
Ending balance, value			(2,562,786)			(2,562,786)
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue						0
Cost of goods sold						0
Gross profit						0
Operating expenses:
Research and development						0
General and administrative						589,007
Depreciation and amortization						0
Total operating expenses						589,007
Loss from operations						(589,007)
Other income:
Interest income						0
Total other income						0
Net loss before income tax						(589,007)
Income tax benefit (expense)						0
Net loss						$ (589,007)
Earnings per share						$ (0.17)
Earnings per share						$ (0.17)
Weighted average common shares outstanding						0
Weighted average common shares outstanding						0
Beginning balance, value				(10,993)		$ (10,993)
Issuance of common shares						600,000
Ending balance, value			0			0
Cash flows from operating activities:
Depreciation						0
Stock compensation expense						600,000
Change in assets and liabilities:
Accounts receivable						0
Deferred offering costs						223,579
Other current assets						0
Accounts payable and accrued expenses						(10,993)
Net cash used in operating activities						223,579
Cash flows from investing activities
Purchases of property and equipment						0
Net cash used in investing activities						0
Cash flows from financing activities:
Deferred offering costs						(223,579)
Net cash provided by financing activities						(223,579)
Net increase (decrease) in cash						0
Cash, beginning of period				$ 0		0
Cash, end of period			$ 0			0
Supplemental disclosures of cash flow information:
Cash paid for interest						0
Cash paid for income tax						$ 0
Revision of Prior Period, Adjustment [Member] | Series B Preferred Stock [Member]
Other income:
Beginning balance, shares				0		0
Beginning balance, value				$ 0		$ 0
Ending balance, shares			0			0
Ending balance, value			$ 0			$ 0
Revision of Prior Period, Adjustment [Member] | Common Stock [Member]
Other income:
Beginning balance, shares				0		0
Beginning balance, value				$ 0		$ 0
Ending balance, shares			0			0
Ending balance, value			$ 0			$ 0
Revision of Prior Period, Adjustment [Member] | Additional Paid-in Capital [Member]
Other income:
Beginning balance, value				0		0
Issuance of common shares						600,000
Ending balance, value			600,000			600,000
Revision of Prior Period, Adjustment [Member] | Stocks To Be Issued [Member]
Other income:
Beginning balance, value				0		0
Ending balance, value			0			0
Revision of Prior Period, Adjustment [Member] | Retained Earnings [Member]
Other income:
Net loss						(589,007)
Beginning balance, value				(10,993)		(10,993)
Ending balance, value			(600,000)			(600,000)
As Restated [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue						0
Cost of goods sold						0
Gross profit						0
Operating expenses:
Research and development						0
General and administrative						1,612,440
Depreciation and amortization						762
Total operating expenses						1,613,202
Loss from operations						(1,613,202)
Other income:
Interest income						0
Total other income						0
Net loss before income tax						(1,613,202)
Income tax benefit (expense)						0
Net loss						$ (1,613,202)
Earnings per share						$ (0.47)
Earnings per share						$ (0.47)
Weighted average common shares outstanding						3,398,470
Weighted average common shares outstanding						3,398,470
Beginning balance, value				3,198,381		$ 3,198,381
Issuance of common shares						600,000
Ending balance, value			2,185,179			2,185,179
Cash flows from operating activities:
Depreciation						763
Stock compensation expense						600,000
Change in assets and liabilities:
Accounts receivable						0
Deferred offering costs						0
Other current assets						22,500
Accounts payable and accrued expenses						(32,922)
Net cash used in operating activities						(1,022,861)
Cash flows from investing activities
Purchases of property and equipment						0
Net cash used in investing activities						0
Cash flows from financing activities:
Deferred offering costs						(223,579)
Net cash provided by financing activities						(223,579)
Net increase (decrease) in cash						(1,246,440)
Cash, beginning of period				$ 3,099,422		3,099,422
Cash, end of period			$ 1,852,982			1,852,982
Supplemental disclosures of cash flow information:
Cash paid for interest						0
Cash paid for income tax						$ 0
As Restated [Member] | Series B Preferred Stock [Member]
Other income:
Beginning balance, shares				140		140
Beginning balance, value				$ 1		$ 1
Conversion to preferred shares, shares						50
Conversion to preferred shares						$ 1
Ending balance, shares			190			190
Ending balance, value			$ 2			$ 2
As Restated [Member] | Common Stock [Member]
Other income:
Beginning balance, shares				3,392,250		3,392,250
Beginning balance, value				$ 33,923		$ 33,923
Issuance of common shares, shares						75,005
Issuance of common shares						$ 750
Conversion to preferred shares, shares						(250,000)
Conversion to preferred shares						$ (2,500)
Ending balance, shares			3,217,255			3,217,255
Ending balance, value			$ 32,173			$ 32,173
As Restated [Member] | Additional Paid-in Capital [Member]
Other income:
Beginning balance, value				4,714,041		4,714,041
Issuance of common shares						599,250
Conversion to preferred shares						2,499
Ending balance, value			5,315,790			5,315,790
As Restated [Member] | Stocks To Be Issued [Member]
Other income:
Beginning balance, value				0		0
Ending balance, value			0			0
As Restated [Member] | Retained Earnings [Member]
Other income:
Net loss						(1,613,202)
Beginning balance, value				$ (1,549,584)		(1,549,584)
Ending balance, value			$ (3,162,786)			$ (3,162,786)